Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 590,744	$ 581,468
Less: Accumulated depreciation and amortization	(339,923)	(220,803)
Property, plant and equipment, net	250,821	360,665
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	486,057	481,324
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,743	2,716
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	44,354	43,922
Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,289	12,607
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 41,301	$ 40,899